WEBs ETF Trust

WEBs Materials XLB Defined Volatility ETF

Schedule of Investments

July 31, 2026 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 51.0%
United States – 51.0%
State Street Materials Select Sector SPDR ETF(1)	2,742	$138,279
TOTAL EXCHANGE-TRADED FUNDS (Cost - $126,036)		138,279

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS – 41.8%
Time Deposits – 41.8%
Citibank, New York, 2.98% 08/03/2026(2)	$70,000	70,000
JPMorgan Chase, New York, 2.98% 08/03/2026	43,594	43,594
TOTAL TIME DEPOSITS (Cost - $113,594)		113,594
TOTAL SHORT-TERM INVESTMENTS (Cost - $113,594)		113,594

TOTAL INVESTMENTS – 92.8% (Cost - $239,630)		251,873
OTHER ASSETS LESS LIABILITIES – 7.2%		19,659
NET ASSETS – 100.0%		$271,532

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Clear Street LLC State Street Materials Select Sector SPDR ETF	OBFR + 1.25%	Varies(3)	USD	244	08/25/2026	$19,858

(1)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(2)	Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.
(3)	Payment frequency is monthly for financing fee, at maturity for total return, including dividends.

Abbreviations used in this schedule:

LLC – Limited Liability Company

OBFR – Overnight Bank Funding Rate